                                               SEMIANNUAL REPORT | June 30, 2002


                                                                      The Strong

                                                                       Index 500

                                                                            Fund





                                                     [PHOTO APPEARS HERE]















                                                                   [STRONG LOGO]

                                             SEMIANNUAL REPORT  |  June 30, 2002





                                                                      The Strong

                                                                       Index 500

                                                                            Fund


Table of Contents


Investment Review
          Strong Index 500 Fund ............................   2

Financial Information -- Strong Index 500 Fund
          Statement of Assets and Liabilities ..............   4
          Statement of Operations ..........................   5
          Statements of Changes in Net Assets ..............   6
          Notes to Financial Statements ....................   7

Financial Highlights .......................................   8

Financial Information -- Master Investment Portfolio --
S&P 500 Index Master Portfolio

          Schedule of Investments ..........................   9
          Statement of Assets and Liabilities ..............  14
          Statement of Operations ..........................  15
          Statements of Changes in Net Assets ..............  16
          Notes to the Financial Statements ................  17

Directors and Officers .....................................  20

A Few Words From Dick Strong
--------------------------------------------------------------------------------

[PHOTO APPEARS HERE]

Market Update -- December 31, 2001 to June 30, 2002

As investors working our way through the aftermath of the Bubble of 2000, we must all remember the values and considerations that guide a serious investor. Four important facts to remember are:

  1. The stock market is one of the backbones of America's economy and way of life.
  2. According to the Ibbotson Associates 2002 Yearbook, between January 1, 1927, and December 31, 2001, stocks returned 10.7% annually.
  3. Even though the stock market soared during a good part of the 1990s, the market's recent sharp decline has pulled down the average return from stocks to a level much closer to the long-term return from stocks. From January 1, 1990, through July 31, 2002, the S&P 500(R) Index Average delivered a 10.2% rate of return.
  4. Financial markets are cyclical and are driven by the emotions of greed and fear.

Investors are questioning how to deal with the stock-market correction, wondering if they should "ride it out" and whether reason will once again prevail in the markets. Each investor's decision is a personal one. The foundation of the decision should be based upon the facts that America is the greatest wealth-creating machine in the history of mankind, that the U.S. has historically created stock-market wealth at over 10% per year, and that the financial markets are cyclical.

There are periods of euphoria when greed is the operative word. And then, sure as night follows day, the euphoric periods are followed by a collapse. The stock market operates in a manic-depressive manner. The ups and downs are a natural part of capitalism. The investors who invariably make out well are those who understand that the stock market is cyclical and can tolerate its moods. As a result, they tend to add to their holdings when the market is down and reduce holdings when things are euphoric.

This is why in many previous shareholder letters, Strong Financial has advocated a balanced approach to investing. When the stock market drops, the proportion of stocks relative to bonds in a portfolio drops. A true investor should then consider shifting money from bonds into stocks to maintain the appropriate balance between stocks and bonds. This periodic rebalancing after market moves should, in the long run, have a beneficial impact on family wealth-creation.

It is imperative that investors consider the overall health of the U.S. economy when structuring an investment portfolio. Presently, it appears that the U.S. economy's real GDP (Gross Domestic Product) should grow at approximately 2.5% to 3.0% in 2002 and between 2.5% to 3.5% in 2003. To put this into perspective, since 1945, the U.S. economy's real GDP has averaged 3.4% per year.

Accounting and business practices are being scrutinized and tightened up. A few companies' practices were lax during the last decade and are now being fixed. The United States has a self-cleansing system that is the envy of the world. And it is working.

During the current cyclical market retreat, all of us must remember that America is the greatest wealth-creating mechanism in the history of the world. Investment programs based on patience and persistence have historically paid off. There is an excellent chance that three years from now, the stock-market levels of the summer of 2002 will look to have been an attractive buying opportunity.


                                                                        /s/ Dick



Performance is historical and does not represent future results.

Strong Index 500 Fund
================================================================================

Your Fund's Approach

The Strong Index 500 Fund seeks to replicate as closely as practicable, before fees and expenses, the capitalization-weighted total rate of return of that portion of the U.S. market for publicly traded common stocks composed of the larger-capitalized companies. The Fund invests all of its assets in a separate mutual fund, called the S&P 500 Index Master Portfolio that holds each of the stocks that make up the S&P 500(R) Composite Stock Price Index* (S&P 500 Index)./1/

                     Growth of an Assumed $10,000 Investment

                             From 5-1-97 to 6-30-02

                              [CHART APPEARS HERE]


                 The Strong Index             S&P 500(R)          Lipper S&P 500
                     500 Fund                   Index*             Funds Index*
Apr 97               $10,000                   $10,000                $10,000
Jun 97               $11,110                   $11,121                $11,117
Dec 97               $12,262                   $12,297                $12,282
Jun 98               $14,392                   $14,474                $14,433
Dec 98               $15,709                   $15,811                $15,762
Jun 99               $17,590                   $17,768                $17,677
Dec 99               $18,908                   $19,138                $19,012
Jun 00               $18,772                   $19,058                $18,897
Dec 00               $17,104                   $17,397                $17,241
Jun 01               $15,919                   $16,233                $16,058
Dec 01               $14,999                   $15,331                $15,137
Jun 02               $12,991                   $13,315                $13,122

  This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the S&P 500(R) Composite Stock Price Index ("S&P 500(R)") and the Lipper S&P 500
  Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. The graph and the Average Annual Total Returns table do not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares. To equalize time periods, the indexes' performances were prorated for the month of May 1997.

+ The S&P 500 figure tracks the Strong Index 500 Fund and the Lipper S&P 500
  Funds Index figures so closely that its results are not discernible on the graph.

  The Fund's prospectus and statement of additional information may describe restrictions on the percentage of a particular type or quality of security in which the Fund may invest ("Percentage Restrictions"). Percentage Restrictions apply at the time the Fund purchases a security. Circumstances subsequent to the purchase of the security, such as a change in: (1) the Fund's assets (e.g., due to cash inflows and redemptions); (2) the market value of the security; or (3) the pricing or rating of the security, may cause the Fund to exceed or fall short of the Percentage Restriction. If this happens, the Fund's continued holding of the security will not constitute a violation of the Percentage Restriction.

Q: What market conditions, market events, and other factors impacted your Fund's performance?

A: Equity markets slumped during the first half of 2002, particularly during the second quarter, as tepid economic indicators and negative news from corporate America clouded investors' outlook for recovery. Economic growth in the first quarter of the year was robust, but when all the figures are in, it appears that growth in the second quarter will prove to be much slower. The labor market remained soft, consumer spending showed some signs of leveling off, and the U.S. dollar weakened relative to other currencies. Stock prices suffered not just from a string of profit warnings, but also from investor skepticism about accounting methods and corporate leadership.

    All sectors in the S&P 500 posted negative returns for the period, with the weakest performance coming from the information services and telecommunications services sectors, returning -13.93% and -4.06%, respectively. Among the Index's ten largest holdings, nine logged negative returns during the first half of the year.

Q:  How did your Fund perform?

A: The Strong Index 500 Fund seeks to track the performance of the Standard & Poor's 500 Stock Index, less expenses. For the first six months of 2002, the Fund returned -13.4%, which was within 0.2% of the Index's return. Although we met our relative performance goal, we understand that losses like these are disappointing to investors.

Q:  What investment strategies and techniques impacted your Fund's performance?

A: There were five additions and deletions to the Index over the six months; two of these changes were due to mergers and acquisitions.

    The only strategy the Fund manager employs is to track the S&P 500 Index as closely as possible. We do not pick stocks or make judgments on any of the holdings based on any other technique or strategy.

    Thank you for your investment in the Strong Index 500 Fund.


Average Annual Total Returns
As of 6-30-02

-----------------------------------------

          1-year                  -18.40%

          3-year                   -9.61%

          5-year                    3.18%

          Since Fund Inception      5.20%
          (5-1-97)

Equity funds are volatile investments and should only be considered for long-term goals.


     From time to time, the Fund's advisor has waived its management fee and/or absorbed Fund expenses, which has resulted in higher returns. The Fund has a redemption fee of 0.50% against shares that are held fewer than six months.

/1/ S&P(R) does not sponsor the Fund or the Master Portfolio, nor is it affiliated in any way with Barclays Global Fund Advisors, the Master Portfolio's investment advisor, or the Fund. "Standard & Poor's 500(R)," "S&P(R)," and "S&P 500(R)" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund and the Master Portfolio are not sponsored, endorsed, sold, or promoted by S&P(R), and S&P(R) makes no representations regarding the advisability of investing in the Fund and the Master Portfolio. S&P's(R) only relationship to the Master Portfolio and the Fund is the licensing of certain trademarks and trade names of S&P(R) and of the S&P 500(R) Index. The S&P 500(R) Index is determined, composed, and calculated by S&P(R) without regard to the Fund or the Master Portfolio.

* The S&P 500(R) is an unmanaged index generally representative of the U.S. stock market. The Lipper S&P 500 Funds Index is an equally weighted performance index of the largest qualifying funds in this Lipper category. Source of the S&P index data is Standard & Poor's Micropal. Source of the Lipper index data is Lipper Inc.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (Unaudited)

Assets:
  Investment in S&P 500 Index Master Portfolio, at Value (Note 1)        $176,643,899
  Receivable for Fund Shares Sold                                              17,296
  Other Assets                                                                 23,963
                                                                         ------------
  Total Assets                                                            176,685,158
                                                                         ------------

Liabilities:
  Payable for Fund Shares Redeemed                                             41,191
  Due to SCMI (Note 3)                                                         96,580
  Due from Investment Advisor                                                 256,195
  Accrued Operating Expenses and Other Liabilities                             64,059
                                                                         ------------
  Total Liabilities                                                           458,025
                                                                         ------------
Net Assets                                                               $176,227,133
                                                                         ============

Net Assets Consist of:
  Capital Stock (Par Value and Paid-in Capital)                          $232,400,615
  Undistributed Net Investment Income                                       1,835,765
  Accumulated Net Realized Loss                                            (9,678,098)
  Net Unrealized Depreciation on Investments                              (48,331,149)
                                                                         ------------
  Net Assets                                                             $176,227,133
                                                                         ============

Capital Shares Outstanding (Unlimited Number Authorized)                   15,049,570

Net Asset Value Per Share                                                      $11.71
                                                                               ======

                       See Notes to Financial Statements.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2002 (Unaudited)

Net Investment Income Allocated from Master Portfolio:
  Dividend Income                                                                            $ 1,338,574
  Interest Income                                                                                 56,000
  Expenses                                                                                       (46,801)
                                                                                             -----------
  Net Investment Income Allocated from Master Portfolio                                        1,347,773

Expenses:
  Shareholder Servicing Fees (Note 3)                                                            232,944
  Transfer Agency Fees                                                                           411,982
  Reports to Shareholders                                                                         62,691
  Other                                                                                           60,210
                                                                                             -----------
  Total Expenses before Waivers and Absorptions by SCMI                                          767,827
  Expense Waivers and Absorptions by SCMI (Note 3)                                              (394,969)
                                                                                             -----------
  Expenses, Net                                                                                  372,858
                                                                                             -----------
Net Investment Income                                                                            974,915

Realized and Unrealized Gain (Loss) Allocated from Master Portfolio:
  Net Realized Loss on Investments                                                            (5,314,767)
  Net Change in Unrealized Appreciation/Depreciation                                         (22,714,040)
                                                                                             -----------
Net Loss Allocated from Master Portfolio                                                     (28,028,807)
                                                                                             -----------
Net Decrease in Net Assets Resulting from Operations                                        ($27,053,892)
                                                                                             ===========

                       See Notes to Financial Statements.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                        Six Months Ended     Year Ended
                                                                          June 30, 2002     Dec. 31, 2001
                                                                        ----------------    -------------
                                                                           (Unaudited)
Operations:
  Net Investment Income                                                   $    974,915      $  1,774,194
  Net Realized Loss                                                         (5,314,767)       (4,111,892)
  Net Change in Unrealized Appreciation/Depreciation                       (22,714,040)      (24,054,618)
                                                                          ------------      ------------
  Net Decrease in Net Assets Resulting from Operations                     (27,053,892)      (26,392,316)
                                                                          ------------      ------------

Distributions:
  From Net Investment Income                                                        --          (991,212)
  From Net Realized Gains                                                           --        (1,252,394)
                                                                          ------------      ------------
  Total Distributions                                                               --        (2,243,606)
                                                                          ------------      ------------

Transactions in Shares of Beneficial Interest:
  Proceeds from Shares Sold                                                 32,774,547       100,327,445
  Proceeds from Reinvestment of Distributions                                       --         2,146,149
  Payment for Shares Redeemed                                              (16,063,100)      (67,519,487)
                                                                          ------------      ------------
  Net Increase in Net Assets from Beneficial Interest Transactions          16,711,447        34,954,107
                                                                          ------------      ------------
Total Increase (Decrease) in Net Assets                                    (10,342,445)        6,318,185

Net Assets:
  Beginning of Period                                                      186,569,578       180,251,393
                                                                          ------------      ------------
  End of Period                                                           $176,227,133      $186,569,578
                                                                          ============      ============

Transactions in Shares of the Fund:
  Sold                                                                       2,488,329         6,918,743
  Issued in Reinvestment of Distributions                                           --           156,705
  Redeemed                                                                  (1,241,165)       (4,836,211)
                                                                             ---------         ---------
  Net Increase in Shares of the Fund                                         1,247,164         2,239,237
                                                                             =========         =========

                       See Notes to Financial Statements.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2002 (Unaudited)

1.   Organization

     The Strong Index 500 Fund (the "Fund") commenced operations on May 1, 1997 and is a diversified series of the Strong Equity Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund invests all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio") of Master Investment Portfolio ("MIP"), an open-end management investment company registered under the Investment Company Act of 1940, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund. Barclays Global Fund Advisors serves as Investment Advisor for the Master Portfolio. The financial statements of the Master Portfolio, including the schedule of investments in securities, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2.   Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     (A) Security Valuation -- The value of the Fund's investment in the Master Portfolio reflects the Fund's interest of 6.77% in the net assets of the Master Portfolio at June 30, 2002. Valuation of securities held by the Master Portfolio is discussed in Note 1 of the Master Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

     (B) Federal Income and Excise Taxes and Distributions to Shareholders -- The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required.

          Net investment income or net realized gains for financial statement purposes may differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

          At December 31, 2001, the Fund had a tax basis net capital loss carryforward of $2,084,080. Such losses may be applied against any net realized taxable gains in each succeeding year or until the expiration date (December 31, 2009), whichever occurs first.

          The Fund generally pays dividends quarterly from net investment income and distributes net capital gains, if any, that it realizes annually.

     (C) Accounting for Investments -- The Fund earns income daily, net of Master Portfolio expenses, based on its investment in the Master Portfolio. All of the net investment income and realized and unrealized gain or loss of the Master Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Master Portfolio at the time of such determination.

     (D) Expenses -- The Fund bears all costs of its operations other than expenses specifically assumed by Strong Capital Management, Inc. ("SCMI"), the Fund's shareholder servicing agent, transfer agent and dividend-disbursing agent. Expenses incurred by the Master Portfolio are allocated pro rata to the Fund.

     (E) Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in these financial statements. Actual results could differ from those estimates.

3.   Related Party Transactions

     SCMI provides shareholder recordkeeping and related services to the Fund. For these services, the Fund pays SCMI a shareholder servicing fee at an annual rate of .25% of the Fund's average daily net assets. The Fund pays SCMI a transfer agent fee based on contractually established rates for each open and closed shareholder account. Certain fees have been waived or absorbed by SCMI for the period ended June 30, 2002. Waived or absorbed fees continue at the discretion of SCMI. SCMI also allocates to the Fund certain charges or credits resulting from transfer agency banking activities based on the Fund's level of subscription and redemption activity. Charges allocated to the Fund by SCMI are included in Other Expenses in the Fund's Statement of Operations. In addition, SCMI is compensated for certain other services related to costs incurred for reports to shareholders. The amounts billed by SCMI for shareholder servicing, other expenses and unaffiliated directors' fees for the period ended June 30, 2002, were $232,944, $84,405, and $3,370, respectively.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                     Period Ended
                                                           --------------------------------------------------------------
                                                              June 30,  Dec. 31,   Dec. 31,  Dec. 31,  Feb. 28,  Feb. 28,
Selected Per-Share Data/(a)/                                  2002/(b)/   2001       2000   1999/(c)/   1999     1998/(d)/
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                           $13.52    $15.59    $18.07    $15.56    $13.16     $10.00

Income From Investment Operations:
  Net Investment Income                                          0.06      0.12      0.13      0.15      0.13       0.11
  Net Realized and Unrealized Gains (Losses) on Investments     (1.87)    (2.04)    (1.86)     2.89      2.39       3.15
-------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                              (1.81)    (1.92)    (1.73)     3.04      2.52       3.26

Less Distributions:
  From Net Investment Income                                       --     (0.06)    (0.13)    (0.15)    (0.12)     (0.09)
  From Net Realized Gains                                          --     (0.09)    (0.62)    (0.38)    (0.00)/(e)/(0.01)
-------------------------------------------------------------------------------------------------------------------------
  Total Distributions                                              --     (0.15)    (0.75)    (0.53)    (0.12)     (0.10)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                 $11.71    $13.52    $15.59    $18.07    $15.56     $13.16
=========================================================================================================================
Ratios and Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
  Total Return                                                 -13.4%    -12.3%     -9.5%    +19.5%    +19.2%     +32.7%
  Net Assets, End of Period (In Millions)                        $176      $187      $180      $186      $139        $32
  Ratio of Expenses to Average Net Assets Without
    Waivers and Absorptions by SCMI                             0.87%*    0.87%     0.73%     0.69%*    0.73%      1.53%*
  Ratio of Expenses to Average Net Assets                       0.45%*    0.45%     0.45%     0.45%*    0.45%      0.44%*
  Ratio of Net Investment Income to Average Net Assets          1.04%*    0.90%     0.80%     1.04%*    1.18%      1.43%*
  Portfolio Turnover Rate/(f)/                                     3%        9%       10%        7%       11%         6%

  *  Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the Fund outstanding for the entire period.
(b)  For the six months ended June 30, 2002 (unaudited).
(c)  In 1999, the Fund changed its fiscal year-end from February to December.
(d)  For the period from May 1, 1997 (inception) to February 28, 1998.
(e)  Amount calculated is less than $0.005.
(f) This rate represents the portfolio turnover rate of the S&P 500 Index Master Portfolio.

                       See Notes to Financial Statements.

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS                                June 30, 2002 (Unaudited)

Security Name                                         Shares            Value
--------------------------------------------------------------------------------
Common Stocks 99.38%
Advertising 0.22%
Interpublic Group of Companies Inc.                    108,757      $  2,692,823
Omnicom Group Inc.                                      53,258         2,439,216
TMP Worldwide Inc./1/                                   31,712           681,808
                                                                    ------------
                                                                       5,813,847
Aerospace/Defense 1.76%
Boeing Co. (The)                                       238,807        10,746,315
General Dynamics Corp.                                  57,421         6,106,723
Goodrich Corp.                                          29,030           793,100
Lockheed Martin Corp.                                  128,309         8,917,475
Northrop Grumman Corp.                                  32,114         4,014,250
Raytheon Co.                                           113,363         4,619,542
Rockwell Collins Inc.                                   52,044         1,427,046
United Technologies Corp.                              134,616         9,140,426
                                                                    ------------
                                                                      45,764,877
Airlines 0.19%
AMR Corp./1/                                            44,160           744,538
Delta Air Lines Inc.                                    35,083           701,660
Southwest Airlines Co.                                 219,686         3,550,126
                                                                    ------------
                                                                       4,996,324
Apparel 0.31%
Jones Apparel Group Inc./1/                             36,664         1,374,900
Liz Claiborne Inc.                                      30,363           965,543
Nike Inc. "B"                                           76,419         4,099,879
Reebok International Ltd./1/                            16,938           499,671
VF Corp.                                                31,348         1,229,155
                                                                    ------------
                                                                       8,169,148
Auto Manufacturers 0.72%
Ford Motor Company                                     516,056         8,256,896
General Motors Corp. "A"                               159,670         8,534,361
Navistar International Corp.                            17,214           550,848
PACCAR Inc.                                             32,973         1,463,672
                                                                    ------------
                                                                      18,805,777
Auto Parts & Equipment 0.26%
Cooper Tire & Rubber Co.                                20,819           427,830
Dana Corp.                                              42,295           783,726
Delphi Automotive Systems Corp.                        159,678         2,107,750
Goodyear Tire & Rubber Co. (The)                        46,485           869,734
TRW Inc.                                                36,275         2,066,949
Visteon Corp.                                           37,234           528,723
                                                                    ------------
                                                                       6,784,712
Banks 8.20%
AmSouth Bancorp                                        102,952         2,304,066
Bank of America Corp.                                  438,223        30,833,370
Bank of New York Co. Inc. (The)                        207,228         6,993,945
Bank One Corp.                                         334,151        12,858,130
BB&T Corp.                                             136,432         5,266,275
Charter One Financial Inc.                              63,985         2,199,804
Comerica Inc.                                           50,167         3,080,254
Fifth Third Bancorp                                    167,648        11,173,739
First Tennessee National Corp.                          36,095         1,382,438
FleetBoston Financial Corp.                            298,062         9,642,306
Golden West Financial Corp.                             44,081         3,031,891
Huntington Bancshares Inc.                              70,388         1,366,935
JP Morgan Chase & Co.                                  566,802        19,225,924
KeyCorp                                                121,264         3,310,507
Marshall & Ilsley Corp.                                 60,412         1,868,543
Mellon Financial Corp.                                 125,552         3,946,099
National City Corp.                                    173,350         5,763,887
Northern Trust Corp.                                    63,119         2,781,023
PNC Financial Services Group (The)                      80,850         4,226,838
Regions Financial Corp.                                 65,294         2,295,084
SouthTrust Corp.                                        98,702         2,578,096
State Street Corp.                                      92,593         4,138,907
SunTrust Banks Inc.                                     81,486         5,518,232
Synovus Financial Corp.                                 84,068         2,313,551
U.S. Bancorp                                           544,233        12,707,841
Union Planters Corp.                                    57,701         1,867,781
Wachovia Corp.                                         389,628        14,875,997
Washington Mutual Inc.                                 277,356        10,292,681
Wells Fargo & Co.                                      487,003        24,379,370
Zions Bancorporation                                    26,124         1,361,060
                                                                    ------------
                                                                     213,584,574
Beverages 3.21%
Anheuser-Busch Companies Inc.                          249,528        12,476,400
Brown-Forman Corp. "B"                                  19,447         1,341,843
Coca-Cola Co. (The)                                    707,077        39,596,312
Coca-Cola Enterprises Inc.                             127,168         2,807,869
Coors (Adolf) Company "B"                               10,270           639,821
Pepsi Bottling Group Inc.                               80,449         2,477,829
PepsiCo Inc.                                           503,343        24,261,133
                                                                    ------------
                                                                      83,601,207
Biotechnology 0.80%
Amgen Inc./1/                                          295,784        12,387,434
Biogen Inc./1/                                          42,282         1,751,743
Chiron Corp./1/                                         54,093         1,912,188
Genzyme Corp. - General Division/1/                     60,879         1,171,312
Immunex Corp./1/                                       157,169         3,511,155
                                                                    ------------
                                                                      20,733,832
Building Materials 0.25%
American Standard Companies Inc./1/                     20,662         1,551,716
Masco Corp.                                            137,759         3,734,646
Vulcan Materials Co.                                    28,873         1,264,637
                                                                    ------------
                                                                       6,550,999
Chemicals 1.49%
Air Products & Chemicals Inc.                           64,681         3,264,450
Ashland Inc.                                            19,753           799,996
Dow Chemical Co. (The)                                 258,402         8,883,861
Du Pont (E.I.) de Nemours & Co.                        282,747        12,553,967
Eastman Chemical Co.                                    22,004         1,031,988
Engelhard Corp.                                         36,889         1,044,696
Great Lakes Chemical Corp.                              14,288           378,489
Hercules Inc./1/                                        31,041           360,076
PPG Industries Inc.                                     48,048         2,974,171
Praxair Inc.                                            46,505         2,649,390
Rohm & Haas Co. "A"                                     62,893         2,546,538
Sherwin-Williams Co. (The)                              43,451         1,300,488
Sigma-Aldrich Corp.                                     20,836         1,044,925
                                                                    ------------
                                                                      38,833,035
Commercial Services 1.10%
Apollo Group Inc. "A"/1/                                49,162         1,937,966
Block (H & R) Inc.                                      52,241         2,410,922
Cendant Corp./1/                                       296,952         4,715,598
Concord EFS Inc./1/                                    145,338         4,380,487
Convergys Corp./1/                                      49,223           958,864
Deluxe Corp.                                            18,054           702,120
Donnelley (R.R.) & Sons Co.                             32,246           888,377
Ecolab Inc.                                             36,714         1,697,288
Equifax Inc.                                            41,218         1,112,886
McKesson Corp.                                          81,833         2,675,939
Moody's Corp.                                           43,927         2,185,368
Paychex Inc.                                           106,785         3,341,303
Quintiles Transnational Corp./1/                        33,793           422,075
Robert Half International Inc./1/                       50,151         1,168,518
                                                                    ------------
                                                                      28,597,711

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)                    June 30, 2002 (Unaudited)

Security Name                                         Shares            Value
--------------------------------------------------------------------------------
Computers 4.73%
Apple Computer Inc./1/                                 101,262      $  1,794,363
Cisco Systems Inc./1/                                2,084,319        29,076,250
Computer Sciences Corp./1/                              48,646         2,325,279
Dell Computer Corp./1/                                 738,960        19,316,414
Electronic Data Systems Corp.                          136,370         5,066,145
EMC Corp./1/                                           632,963         4,778,871
Gateway Inc./1/                                         92,246           409,572
Hewlett-Packard Co.                                    859,511        13,133,328
International Business Machines Corp.                  487,348        35,089,056
Lexmark International Inc. "A"/1/                       36,936         2,009,318
NCR Corp./1/                                            28,036           970,046
Network Appliance Inc./1/                               95,043         1,182,335
Palm Inc./1/                                           164,909           290,240
Sun Microsystems Inc./1/                               924,163         4,630,057
Unisys Corp./1/                                         91,623           824,607
Veritas Software Corp./1/                              116,493         2,305,396
                                                                    ------------
                                                                     123,201,277
Cosmetics/Personal Care 2.51%
Alberto-Culver Co. "B"                                  16,449           786,262
Avon Products Inc.                                      67,313         3,516,431
Colgate-Palmolive Co.                                  155,758         7,795,688
Gillette Co. (The)                                     300,853        10,189,891
International Flavors & Fragrances Inc.                 26,830           871,707
Kimberly-Clark Corp.                                   147,717         9,158,454
Procter & Gamble Co.                                   369,979        33,039,125
                                                                    ------------
                                                                      65,357,558
Distribution/Wholesale 0.31%
Costco Wholesale Corp./1/                              129,265         4,992,214
Genuine Parts Co.                                       49,605         1,729,726
Grainger (W.W.) Inc.                                    26,657         1,335,516
                                                                    ------------
                                                                       8,057,456
Diversified Financial Services 6.44%
American Express Co.                                   378,609        13,751,079
Bear Stearns Companies Inc. (The)                       28,375         1,736,550
Capital One Financial Corp.                             62,594         3,821,364
Citigroup Inc.                                       1,465,290        56,779,988
Countrywide Credit Industries Inc.                      35,185         1,697,676
Fannie Mae                                             283,887        20,936,666
Franklin Resources Inc.                                 74,558         3,179,153
Freddie Mac                                            197,856        12,108,787
Household International Inc.                           129,964         6,459,211
Lehman Brothers Holdings Inc.                           69,475         4,343,577
MBNA Corp.                                             242,491         8,019,177
Merrill Lynch & Co. Inc.                               245,589         9,946,354
Morgan Stanley Dean Witter & Co.                       313,614        13,510,491
Providian Financial Corp.                               82,198           483,324
Schwab (Charles) Corp. (The)                           390,394         4,372,413
SLM Corp.                                               44,221         4,285,015
Stilwell Financial Inc.                                 63,301         1,152,078
T. Rowe Price Group Inc.                                35,224         1,158,165
                                                                    ------------
                                                                     167,741,068
Electric 2.68%
AES Corp. (The)/1/                                     152,106           824,415
Allegheny Energy Inc.                                   35,728           919,996
Ameren Corp.                                            41,093         1,767,410
American Electric Power Co. Inc.                        96,474         3,860,889
Calpine Corp./1/                                       106,447           748,322
Cinergy Corp.                                           47,563         1,711,792
CMS Energy Corp.                                        38,374           421,347
Consolidated Edison Inc.                                60,536         2,527,378
Constellation Energy Group Inc.                         46,697         1,370,090
Dominion Resources Inc.                                 78,739         5,212,522
DTE Energy Co.                                          47,443         2,117,856
Duke Energy Corp.                                      236,234         7,346,877
Edison International/1/                                 92,753         1,576,801
Entergy Corp.                                           63,848         2,709,709
Exelon Corp.                                            91,670         4,794,341
FirstEnergy Corp.                                       84,732         2,828,354
FPL Group Inc.                                          50,107         3,005,919
Mirant Corp./1/                                        114,436           835,383
NiSource Inc.                                           59,078         1,289,673
PG&E Corp./1/                                          110,858         1,983,250
Pinnacle West Capital Corp.                             24,143           953,648
PPL Corp.                                               41,889         1,385,688
Progress Energy Inc.                                    62,982         3,275,694
Public Service Enterprise Group Inc.                    58,710         2,542,143
Reliant Energy Inc.                                     86,419         1,460,481
Southern Co.                                           200,557         5,495,262
TECO Energy Inc.                                        43,817         1,084,471
TXU Corp.                                               75,811         3,908,057
Xcel Energy Inc.                                       112,218         1,881,896
                                                                    ------------
                                                                      69,839,664
Electrical Components & Equipment 0.35%
American Power Conversion Corp./1/                      55,787           704,590
Emerson Electric Co.                                   119,850         6,413,174
Molex Inc.                                              55,093         1,847,268
Power-One Inc./1/                                       22,520           140,074
                                                                    ------------
                                                                       9,105,106
Electronics 0.60%
Agilent Technologies Inc./1/                           132,164         3,125,679
Applera Corp. - Applied Biosystems Group                60,462         1,178,404
Jabil Circuit Inc./1/                                   56,239         1,187,205
Johnson Controls Inc.                                   25,226         2,058,694
Millipore Corp.                                         13,759           440,013
Parker Hannifin Corp.                                   33,509         1,601,395
PerkinElmer Inc.                                        35,791           395,491
Sanmina-SCI Corp./1/                                   149,198           941,439
Solectron Corp./1/                                     234,270         1,440,761
Symbol Technologies Inc.                                65,276           554,846
Tektronix Inc./1/                                       25,969           485,880
Thermo Electron Corp./1/                                49,065           809,573
Thomas & Betts Corp.                                    16,596           308,686
Waters Corp./1/                                         37,399           998,553
                                                                    ------------
                                                                      15,526,619
Engineering & Construction 0.03%
Fluor Corp.                                             22,933           893,240
                                                                    ------------
                                                                         893,240
Entertainment 0.06%
International Game Technology/1/                        25,650         1,454,355
                                                                    ------------
                                                                       1,454,355
Environmental Control 0.20%
Allied Waste Industries Inc./1/                         56,125           538,800
Waste Management Inc.                                  175,953         4,583,576
                                                                    ------------
                                                                       5,122,376
Food 2.40%
Albertson's Inc.                                       115,775         3,526,507
Archer-Daniels-Midland Co.                             185,483         2,372,328
Campbell Soup Co.                                      116,778         3,230,079
ConAgra Foods Inc.                                     152,937         4,228,708
General Mills Inc.                                     104,291         4,597,147
Heinz (H.J.) Co.                                        99,740         4,099,314
Hershey Foods Corp.                                     38,857         2,428,563
Kellogg Co.                                            116,466         4,176,471
Kroger Co./1/                                          226,071         4,498,813
Safeway Inc./1/                                        137,588         4,016,194
Sara Lee Corp.                                         223,334         4,609,614
SUPERVALU Inc.                                          37,909           929,908

---------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)                     June 30, 2002 (Unaudited)

Security Name                                           Shares           Value
---------------------------------------------------------------------------------
Sysco Corp.                                             188,848      $  5,140,443
Unilever NV - NY Shares                                 162,719        10,544,191
Winn-Dixie Stores Inc.                                   40,017           623,865
Wrigley (William Jr.) Co.                                64,151         3,550,758
                                                                     ------------
                                                                       62,572,903
Forest Products & Paper 0.65%
Boise Cascade Corp.                                      16,570           572,162
Georgia-Pacific Corp.                                    65,552         1,611,268
International Paper Co.                                 137,475         5,991,160
Louisiana-Pacific Corp.                                  29,769           315,254
MeadWestvaco Corp.                                       56,887         1,909,128
Plum Creek Timber Co. Inc.                               52,574         1,614,022
Temple-Inland Inc.                                       15,077           872,355
Weyerhaeuser Co.                                         62,190         3,970,832
                                                                     ------------
                                                                       16,856,181
Gas 0.14%
KeySpan Corp.                                            40,062         1,508,334
Nicor Inc.                                               12,604           576,633
Peoples Energy Corp.                                     10,096           368,100
Sempra Energy                                            58,454         1,293,587
                                                                     ------------
                                                                        3,746,654
Hand/Machine Tools 0.10%
Black & Decker Corp.                                     22,899         1,103,732
Snap-On Inc.                                             16,561           491,696
Stanley Works (The)                                      24,273           995,436
                                                                     ------------
                                                                        2,590,864
Health Care 4.50%
Aetna Inc.                                               41,542         1,992,770
Bard (C.R.) Inc.                                         14,974           847,229
Bausch & Lomb Inc.                                       15,348           519,530
Baxter International Inc.                               171,122         7,606,373
Becton Dickinson & Co.                                   73,543         2,533,556
Biomet Inc.                                              76,292         2,069,039
Boston Scientific Corp./1/                              115,575         3,388,659
Guidant Corp./1/                                         87,105         2,633,184
HCA Inc.                                                146,337         6,951,008
Health Management Associates Inc. "A"/1/                 68,692         1,384,144
HEALTHSOUTH Corp./1/                                    112,024         1,432,787
Humana Inc./1/                                           48,176           752,991
Johnson & Johnson                                       857,243        44,799,519
Manor Care Inc./1/                                       28,556           656,788
Medtronic Inc.                                          345,624        14,809,988
St. Jude Medical Inc./1/                                 25,084         1,852,453
Stryker Corp./1/                                         56,180         3,006,192
Tenet Healthcare Corp./1/                                92,769         6,637,622
UnitedHealth Group Inc.                                  87,664         8,025,639
WellPoint Health Networks Inc./1/                        41,284         3,212,308
Zimmer Holdings Inc./1/                                  55,286         1,971,499
                                                                     ------------
                                                                      117,083,278
Home Builders 0.11%
Centex Corp.                                             17,426         1,007,049
KB HOME                                                  14,618           752,973
Pulte Homes Inc.                                         17,330           996,128
                                                                     ------------
                                                                        2,756,150
Home Furnishings 0.14%
Leggett & Platt Inc.                                     55,805         1,305,837
Maytag Corp.                                             22,075           941,499
Whirlpool Corp.                                          19,343         1,264,258
                                                                     ------------
                                                                        3,511,594
Household Products/Wares 0.40%
American Greetings Corp. "A"                             18,547           308,993
Avery Dennison Corp.                                     31,272         1,962,318
Clorox Co.                                               65,576         2,711,568
Fortune Brands Inc.                                      42,750         2,394,000
Newell Rubbermaid Inc.                                   75,996         2,664,420
Tupperware Corp.                                         16,584           344,781
                                                                     ------------
                                                                       10,386,080
Insurance 4.79%
ACE Ltd.                                                 74,646         2,358,814
AFLAC Inc.                                              147,488         4,719,616
Allstate Corp. (The)                                    201,960         7,468,481
Ambac Financial Group Inc.                               30,172         2,027,558
American International Group Inc.                       743,853        50,753,090
AON Corp.                                                77,437         2,282,843
Chubb Corp.                                              48,805         3,455,394
CIGNA Corp.                                              40,105         3,907,029
Cincinnati Financial Corp.                               46,193         2,149,360
Conseco Inc./1/                                          98,502           197,004
Hancock (John) Financial Services Inc.                   83,830         2,950,816
Hartford Financial Services Group Inc.                   70,439         4,189,007
Jefferson-Pilot Corp.                                    42,764         2,009,908
Lincoln National Corp.                                   53,240         2,236,080
Loews Corp.                                              53,815         2,851,657
Marsh & McLennan Companies Inc.                          77,955         7,530,453
MBIA Inc.                                                42,050         2,377,087
MetLife Inc.                                            200,825         5,783,760
MGIC Investment Corp.                                    30,089         2,040,034
Progressive Corp. (The)                                  62,620         3,622,567
SAFECO Corp.                                             36,384         1,123,902
St. Paul Companies Inc.                                  59,305         2,308,151
Torchmark Corp.                                          34,566         1,320,421
UNUMProvident Corp.                                      69,157         1,760,046
XL Capital Ltd. "A"                                      38,574         3,267,218
                                                                     ------------
                                                                      124,690,296
Iron/Steel 0.09%
Allegheny Technologies Inc.                              22,939           362,436
Nucor Corp.                                              22,214         1,444,799
United States Steel Corp.                                28,818           573,190
                                                                     ------------
                                                                        2,380,425
Leisure Time 0.43%
Brunswick Corp.                                          25,633           717,724
Carnival Corp. "A"                                      166,965         4,623,261
Harley-Davidson Inc.                                     86,166         4,417,731
Sabre Holdings Corp./1/                                  41,131         1,472,490
                                                                     ------------
                                                                       11,231,206
Lodging 0.28%
Harrah's Entertainment Inc./1/                           32,644         1,447,761
Hilton Hotels Corp.                                     105,484         1,466,228
Marriott International Inc. "A"                          69,136         2,630,625
Starwood Hotels & Resorts Worldwide Inc.                 56,757         1,866,738
                                                                     ------------
                                                                        7,411,352
Machinery 0.53%
Caterpillar Inc.                                         97,900         4,792,205
Cummins Inc.                                             11,786           390,117
Deere & Co.                                              67,678         3,241,776
Dover Corp.                                              57,725         2,020,375
Ingersoll-Rand Co. "A"                                   48,104         2,196,429
McDermott International Inc./1/                          17,941           145,322
Rockwell International Corp.                             52,773         1,054,405
                                                                     ------------
                                                                       13,840,629
Manufacturers 5.00%
Cooper Industries Ltd. "A"                               26,492         1,041,136
Crane Co.                                                17,013           431,790
Danaher Corp.                                            42,979         2,851,657
Eastman Kodak Co.                                        82,977         2,420,439
Eaton Corp.                                              19,985         1,453,909
General Electric Co.                                  2,829,129        82,186,197
Honeywell International Inc.                            232,761         8,200,170
Illinois Tool Works Inc.                                 87,155         5,952,687
ITT Industries Inc.                                      25,835         1,823,951
Pall Corp.                                               34,940           725,005

MASTER INVESTMENT PORTFOLIO - S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)                 June 30, 2002 (Unaudited)

Security Name                                         Shares          Value
--------------------------------------------------------------------------------
Textron Inc.                                           39,827      $  1,867,886
3M Co.                                                110,841        13,633,443
Tyco International Ltd.                               568,478         7,680,138
                                                                   ------------
                                                                    130,268,408
Media 3.23%
AOL Time Warner Inc./1/                             1,267,617        18,646,646
Clear Channel Communications Inc./1/                  174,418         5,584,864
Comcast Corp. "A"/1/                                  269,248         6,418,872
Dow Jones & Co. Inc.                                   23,978         1,161,734
Gannett Co. Inc.                                       75,902         5,760,962
Knight Ridder Inc.                                     23,715         1,492,859
McGraw-Hill Companies Inc. (The)                       55,229         3,297,171
Meredith Corp.                                         14,122           541,579
New York Times Co. "A"                                 43,134         2,221,401
Tribune Co.                                            85,704         3,728,124
Univision Communications Inc./1/                       65,173         2,046,432
Viacom Inc. "B"/1/                                    503,191        22,326,585
Walt Disney Co. (The)                                 580,917        10,979,331
                                                                   ------------
                                                                     84,206,560
Metal Fabricate/Hardware 0.02%
Worthington Industries Inc.                            24,323           440,246
                                                                   ------------
                                                                        440,246
Mining 0.82%
Alcan Inc.                                             91,447         3,431,091
Alcoa Inc.                                            241,027         7,990,045
Barrick Gold Corp.                                    154,027         2,924,973
Freeport-McMoRan Copper & Gold Inc./1/                 41,082           733,314
Inco Ltd./1/                                           51,879         1,174,541
Newmont Mining Corp.                                  111,519         2,936,295
Phelps Dodge Corp.                                     25,256         1,040,547
Placer Dome Inc.                                       93,914         1,052,776
                                                                   ------------
                                                                     21,283,582
Office/Business Equipment 0.16%
Pitney Bowes Inc.                                      68,502         2,720,899
Xerox Corp./1/                                        204,969         1,428,634
                                                                   ------------
                                                                      4,149,533
Oil & Gas Producers 7.01%
Amerada Hess Corp.                                     25,328         2,089,560
Anadarko Petroleum Corp.                               70,693         3,485,165
Apache Corp.                                           40,894         2,350,587
Burlington Resources Inc.                              57,265         2,176,070
ChevronTexaco Corp.                                   303,892        26,894,442
Conoco Inc.                                           178,407         4,959,715
Devon Energy Corp.                                     44,507         2,193,305
EOG Resources Inc.                                     33,035         1,311,490
Exxon Mobil Corp.                                   1,930,736        79,005,717
Kerr-McGee Corp.                                       28,543         1,528,478
Kinder Morgan Inc.                                     34,771         1,321,993
Marathon Oil Corp.                                     88,168         2,391,116
Nabors Industries Ltd.                                 41,030         1,448,359
Noble Corp.                                            38,277         1,477,492
Occidental Petroleum Corp.                            106,740         3,201,133
Phillips Petroleum Co.                                108,981         6,416,801
Rowan Companies Inc./1/                                26,736           573,487
Royal Dutch Petroleum Co. - NY Shares                 604,668        33,420,000
Sunoco Inc.                                            21,715           773,705
Transocean Sedco Forex Inc.                            90,868         2,830,538
Unocal Corp.                                           69,636         2,572,354
                                                                   ------------
                                                                    182,421,507
Oil & Gas Services 0.55%
Baker Hughes Inc.                                      96,034         3,196,972
BJ Services Co./1/                                     44,594         1,510,845
Halliburton Co.                                       124,019         1,976,863
Schlumberger Ltd.                                     164,292         7,639,578
                                                                   ------------
                                                                     14,324,258


Packaging & Containers 0.13%
Ball Corp.                                             16,169           670,690
Bemis Co.                                              15,072           715,920
Pactiv Corp./1/                                        45,020         1,071,476
Sealed Air Corp./1/                                    23,893           962,171
                                                                   ------------
                                                                      3,420,257
Pharmaceuticals 7.98%
Abbott Laboratories                                   444,283        16,727,255
Allergan Inc.                                          36,795         2,456,066
AmerisourceBergen Corp.                                29,858         2,269,208
Bristol-Myers Squibb Co.                              551,816        14,181,671
Cardinal Health Inc.                                  128,586         7,896,466
Forest Laboratories Inc. "A"/1/                        50,857         3,600,676
King Pharmaceuticals Inc./1/                           70,599         1,570,828
Lilly (Eli) and Co.                                   320,048        18,050,707
MedImmune Inc./1/                                      71,195         1,879,548
Merck & Co. Inc.                                      644,859        32,655,660
Pfizer Inc.                                         1,777,773        62,222,055
Pharmacia Corp.                                       368,131        13,786,506
Schering-Plough Corp.                                 417,381        10,267,573
Watson Pharmaceuticals Inc./1/                         30,318           766,136
Wyeth                                                 377,569        19,331,533
                                                                   ------------
                                                                    207,661,888
Pipelines 0.19%
Dynegy Inc. "A"                                       102,833           740,398
El Paso Corp.                                         164,159         3,383,317
Williams Companies Inc.                               146,989           880,464
                                                                   ------------
                                                                      5,004,179
Real Estate Investment Trusts 0.29%
Equity Office Properties Trust                        118,665         3,571,817
Equity Residential Properties Trust                    78,170         2,247,388
Simon Property Group Inc.                              50,084         1,845,095
                                                                   ------------
                                                                      7,664,300
Retail 7.62%
AutoZone Inc./1/                                       30,022         2,320,670
Bed Bath & Beyond Inc./1/                              83,108         3,136,496
Best Buy Co. Inc./1/                                   91,261         3,312,774
Big Lots Inc.                                          33,009           649,617
Circuit City Stores Inc.- Circuit City Group           59,740         1,120,125
CVS Corp.                                             111,577         3,414,256
Darden Restaurants Inc.                                49,303         1,217,784
Dillards Inc. "A"                                      23,974           630,276
Dollar General Corp.                                   94,759         1,803,264
Family Dollar Stores Inc.                              49,276         1,736,979
Federated Department Stores Inc./1/                    57,257         2,273,103
Gap Inc. (The)                                        246,753         3,503,893
Home Depot Inc.                                       670,404        24,623,939
Kohls Corp./1/                                         95,683         6,705,465
Limited Inc. (The)                                    147,715         3,146,330
Lowe's Companies Inc.                                 221,136        10,039,574
May Department Stores Co. (The)                        81,491         2,683,499
McDonald's Corp.                                      362,113        10,302,115
Nordstrom Inc.                                         38,322           867,993
Office Depot Inc./1/                                   87,781         1,474,721
Penney (J.C.) Co. Inc. (The)                           76,101         1,675,744
RadioShack Corp.                                       49,490         1,487,669
Sears, Roebuck and Co.                                 89,764         4,874,185
Staples Inc./1/                                       133,099         2,622,050
Starbucks Corp./1/                                    109,907         2,731,189
Target Corp.                                          258,141         9,835,172
Tiffany & Co.                                          41,477         1,459,990
TJX Companies Inc.                                    153,662         3,013,312
Toys R Us Inc./1/                                      59,907         1,046,575
Walgreen Co.                                          291,347        11,254,735

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (continued)                    June 30, 2002 (Unaudited)

Security Name                                          Shares           Value
--------------------------------------------------------------------------------
Wal-Mart Stores Inc.                                 1,266,288    $   69,658,503
Wendy's International Inc.                              32,623         1,299,374
Yum! Brands Inc.                                        84,396         2,468,583
                                                                  --------------
                                                                     198,389,954
Semiconductors 3.24%
Advanced Micro Devices Inc./1/                          97,208           944,862
Altera Corp./1/                                        109,385         1,487,636
Analog Devices Inc./1/                                 103,905         3,085,979
Applied Materials Inc./1/                              466,314         8,869,292
Applied Micro Circuits Corp./1/                         85,219           403,086
Broadcom Corp. "A"/1/                                   76,455         1,341,021
Intel Corp.                                          1,903,400        34,775,118
KLA-Tencor Corp./1/                                     53,839         2,368,378
Linear Technology Corp.                                 90,359         2,839,983
LSI Logic Corp./1/                                     105,316           921,515
Maxim Integrated Products Inc./1/                       91,929         3,523,639
Micron Technology Inc./1/                              171,248         3,462,635
National Semiconductor Corp./1/                         51,022         1,488,312
Novellus Systems Inc./1/                                41,332         1,405,288
NVIDIA Corp./1/                                         42,575           731,439
PMC-Sierra Inc./1/                                      47,351           438,944
QLogic Corp./1/                                         26,456         1,007,974
Teradyne Inc./1/                                        52,064         1,223,504
Texas Instruments Inc.                                 493,756        11,702,017
Vitesse Semiconductor Corp./1/                          57,169           177,796
Xilinx Inc./1/                                          95,516         2,142,424
                                                                  --------------
                                                                      84,340,842
Software 5.22%
Adobe Systems Inc.                                      68,261         1,945,439
Autodesk Inc.                                           32,653           432,652
Automatic Data Processing Inc.                         176,545         7,688,535
BMC Software Inc./1/                                    69,119         1,147,375
Citrix Systems Inc./1/                                  51,813           312,951
Computer Associates International Inc.                 164,693         2,616,972
Compuware Corp./1/                                     106,296           645,217
First Data Corp.                                       217,683         8,097,808
Fiserv Inc./1/                                          54,442         1,998,566
IMS Health Inc.                                         82,197         1,475,436
Intuit Inc./1/                                          60,243         2,995,282
Mercury Interactive Corp./1/                            23,824           546,999
Microsoft Corp./1/                                   1,541,698        84,330,881
Novell Inc./1/                                         103,225           331,352
Oracle Corp./1/                                      1,563,264        14,804,110
Parametric Technology Corp./1/                          74,246           254,664
PeopleSoft Inc./1/                                      88,406         1,315,481
Rational Software Corp./1/                              55,340           454,341
Siebel Systems Inc./1/                                 134,819         1,917,126
Yahoo! Inc./1/                                         170,210         2,512,300
                                                                  --------------
                                                                     135,823,487
Telecommunication Equipment 0.90%
ADC Telecommunications Inc./1/                         226,100           517,769
Andrew Corp./1/                                         27,922           400,122
Avaya Inc./1/                                          102,817           508,944
CIENA Corp./1/                                         122,591           513,656
Comverse Technology Inc./1/                             53,189           492,530
JDS Uniphase Corp./1/                                  387,621         1,034,948
Lucent Technologies Inc./1/                            975,487         1,619,308
Motorola Inc.                                          646,462         9,321,982
Nortel Networks Corp.                                1,092,378         1,583,948
QUALCOMM Inc./1/                                       219,115         6,023,471
Scientific-Atlanta Inc.                                 44,587           733,456
Tellabs Inc./1/                                        116,969           725,208
                                                                  --------------
                                                                      23,475,342
Telecommunications 1.56%
AT&T Wireless Services Inc./1/                         770,421         4,506,963
Citizens Communications Co./1/                          80,226           670,689
Corning Inc.                                           270,506           960,296
Nextel Communications Inc. "A"/1/                      231,989           744,685
Qwest Communications International Inc.                477,389         1,336,689
Sprint Corp. (PCS Group)/1/                            282,553         1,263,012
Verizon Communications Inc.                            775,201        31,124,320
                                                                  --------------
                                                                      40,606,654
Telephone 2.51%
Alltel Corp.                                            88,520         4,160,440
AT&T Corp.                                           1,081,406        11,571,044
BellSouth Corp.                                        533,628        16,809,282
CenturyTel Inc.                                         40,241         1,187,110
SBC Communications Inc.                                950,895        29,002,297
Sprint Corp. (FON Group)                               253,678         2,691,524
                                                                  --------------
                                                                      65,421,697
Textiles 0.09%
Cintas Corp.                                            48,356         2,390,237
                                                                  --------------
                                                                       2,390,237
Tobacco 1.08%
Philip Morris Companies Inc.                           609,098        26,605,401
UST Inc.                                                48,085         1,634,890
                                                                  --------------
                                                                      28,240,291
Toys/Games/Hobbies 0.13%
Hasbro Inc.                                             49,282           668,264
Mattel Inc.                                            124,196         2,618,052
                                                                  --------------
                                                                       3,286,316
Transportation 0.65%
Burlington Northern Santa Fe Corp.                     109,040         3,271,200
CSX Corp.                                               60,456         2,118,983
FedEx Corp./1/                                          84,955         4,536,597
Norfolk Southern Corp.                                 110,483         2,583,093
Union Pacific Corp.                                     71,698         4,537,049
                                                                  --------------
                                                                      17,046,922
Trucking & Leasing 0.02%
Ryder System Inc.                                       17,627           477,515
                                                                  --------------
                                                                         477,515
--------------------------------------------------------------------------------
Total Common Stocks (Cost: $2,875,906,437)                         2,587,936,349
--------------------------------------------------------------------------------

                                                    Shares or
Security Name                                      Face Amount          Value
--------------------------------------------------------------------------------
Short Term Instruments 2.31%
Barclays Global Investors Funds Institutional
  Money Market Fund, Institutional Shares           39,152,356        39,152,356
Dreyfus Money Market Fund                            1,593,085         1,593,085
General Electric Commercial Paper
  1.78%, 07/09/02                                  $ 9,500,000         9,500,000
Goldman Sachs Financial Square Prime
  Obligation Fund                                      170,019           170,019
Providian Temp Cash Money Market Fund                7,165,422         7,165,422
U.S. Treasury Bill 1.68%/2/, 09/26/02/3/           $ 2,500,000         2,489,970
--------------------------------------------------------------------------------
Total Short Term Instruments (Cost: $60,070,746)                      60,070,852
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Investments in Securities
  (Cost $2,935,977,183) 101.69%                                    2,648,007,201
Other Assets, Less Liabilities (1.69%)                               (44,023,515)
--------------------------------------------------------------------------------
NET ASSETS 100.00%                                                $2,603,983,686
================================================================================

/1/  Non-income earning securities.
/2/  Yield to Maturity.
/3/ This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (Unaudited)


ASSETS
Investments in securities, at value (including
   securities on loan/1/) (Cost: $2,935,977,183) (Note 1)         $2,648,007,201
Receivables:
  Dividends and interest                                               3,732,669
                                                                  --------------
Total Assets                                                       2,651,739,870
                                                                  --------------

LIABILITIES
Payables:
  Due to broker - variation margin                                        48,660
  Collateral for securities loaned (Note 4)                           47,458,401
  Due to bank                                                                302
  Advisory Fees (Note 2)                                                 248,821
                                                                  --------------
Total Liabilities                                                     47,756,184
                                                                  --------------
NET ASSETS                                                        $2,603,983,686
                                                                  ==============

/1/ Securities on loan with market value of $45,040,990. See Note 4.

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
---------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2002 (Unaudited)

NET INVESTMENT INCOME
   Dividends (Net of foreign withholding tax of $113,874)                        $ 19,886,094
   Interest                                                                           780,355
   Securities lending income                                                           58,836
                                                                                 ------------
Total Investment Income                                                            20,725,285
                                                                                 ------------
EXPENSES (NOTE 2)
   Advisory fees                                                                      699,680
                                                                                 ------------
Total Expenses                                                                        699,680
                                                                                 ------------
NET INVESTMENT INCOME                                                              20,025,605
                                                                                 ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on sale of investments                                       (67,846,000)
   Net realized loss on sale of futures contracts                                 (11,308,276)
   Net change in unrealized appreciation (depreciation) of investments           (340,189,160)
   Net change in unrealized appreciation (depreciation) of futures contracts       (1,017,949)
                                                                                 ------------
Net loss on investments                                                          (420,361,385)
                                                                                 ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                            ($400,335,780)
                                                                                 ============


The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                          For the Six Months
                                                         Ended June 30, 2002    For the Year Ended
                                                             (Unaudited)         December 31, 2001
                                                         -------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income                                    $   20,025,605        $   37,024,939
   Net realized loss                                           (79,154,276)          (12,632,674)
   Net change in unrealized appreciation (depreciation)       (341,207,109)         (404,143,934)
                                                            --------------        --------------
Net decrease in net assets resulting from operations          (400,335,780)         (379,751,669)
                                                            --------------        --------------
Interestholder transactions:
   Contributions                                               567,000,337           931,988,808
   Withdrawals                                                (354,594,821)         (988,412,872)
                                                            --------------        --------------
Net increase (decrease) in net assets resulting from
   interestholder transactions                                 212,405,516           (56,424,064)
                                                            --------------        --------------


Decrease in net assets                                        (187,930,264)         (436,175,733)

NET ASSETS:
Beginning of period                                          2,791,913,950         3,228,089,683
                                                            --------------        --------------
End of period                                               $2,603,983,686        $2,791,913,950
                                                            ==============        ==============

The accompanying notes are an integral part of these financial statements.

S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
June 30, 2002 (Unaudited)

1.   Significant Accounting Policies

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the S&P 500 Index Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     Security Valuation -- The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

     Security Transactions and Income Recognition -- Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased, using a constant yield to maturity method.

     Federal Income Taxes -- MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     Futures Contracts -- The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

S&P 500 INDEX MASTER PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (continued)
June 30, 2002 (Unaudited)

     As of June 30, 2002, the open futures contracts outstanding were as follows:

     Number of    Futures    Expiration       Notional      Net Unrealized
     Contracts    Index         Date       Contract Value    Depreciation
     ---------    -------    ----------    --------------   --------------
         66       S&P 500     09/19/02      $ 16,336,650      ($748,425)

     The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $2,500,000.

     Repurchase Agreements -- The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price.
     A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolio held no repurchase agreements at June 30, 2002.

2.   Agreements and Other Transactions with Affiliates

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.05% of the average daily net assets of the Master Portfolio as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are not entitled to compensation for providing administration services to the Master Portfolio for so long as BGI or Stephens are entitled to compensation for providing co-administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or either BGI or Stephens (or an affiliate) receives advisory fees from the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended
     June 30, 2002, BGIS did not receive any brokerage commissions from the Master Portfolio.

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") of Barclays Global Investors Funds. The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Master Portfolio's investment advisor. The IMMF is an open-end money market fund available only to institutional investors, including other investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge an advisory fee, the master portfolio in which it invests does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio are recorded as either interest income or securities lending income in the accompanying Statement of Operations.

     Certain officers and trustees of MIP are also officers of Stephens and BGI. As of June 30, 2002, these officers of Stephens and BGI collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

--------------------------------------------------------------------------------

     Investment Portfolio Transactions

     Investment transactions (excluding short-term investments) for the six months ended June 30, 2002, were as follows:

     Purchases at cost                $339,680,588
     Sales proceeds                     89,021,608

     At June 30, 2002, the cost of investments for federal income tax purposes was $2,935,977,183. Net unrealized depreciation aggregated $287,969,982, of which $304,824,250 represented gross unrealized appreciation on securities and $592,794,232 represented gross unrealized depreciation on securities.

4.   Portfolio Securities Loaned

     The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers, and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of June 30, 2002, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in commercial paper and money market mutual funds. The market value of the securities on loan at June 30, 2002 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities.

5.   Financial Highlights

     Financial highlights for the Master Portfolio were as follows:

                          Six Months Ended    Year Ended     Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                            June 30, 2002    December 31,   December 31,   December 31,   February 28,   February 28,   February 28,
                             (Unaudited)         2001           2000          1999/1/         1999           1998           1997
                          ----------------   ------------   ------------   ------------   ------------   ------------   ------------
Ratio of expenses to
  average net assets/2/         0.05%            0.05%          0.05%          0.05%          0.05%          0.05%          0.05%
Ratio of net investment
  income to average
  net assets/2/                 1.43%            1.31%          1.22%          1.44%          1.61%          1.89%          2.31%
Portfolio turnover rate            3%               9%            10%             7%            11%             6%             4%
Total return                  (13.16%)/3/      (11.96%)        (9.19%)        19.82%/3/      19.65%         34.77%         25.97%


/1/ For the ten months ended December 31, 1999. The Master Portfolio changed its fiscal year end from February 28 to December 31.

/2/  Annualized for periods of less than one year.

/3/  Not annualized.

 STRONG INDEX 500 FUND
 -------------------------------------------------------------------------------
 DIRECTORS AND OFFICERS


 Richard S. Strong (indicated below by an asterisk*) is deemed an "interested person" of the Fund as defined in the 1940 Act because of his controlling ownership in Strong Capital Management, Inc.'s ("Advisor") parent company, Strong Financial Corporation. Each officer and director holds the same position with the 27 registered open-end management investment companies consisting of 66 mutual funds ("Strong Funds").

*Richard S. Strong (DOB 5-12-42), Director of the Strong Funds since September
 1981 and Chairman of the Board of the Strong Funds since October 1991.

     Mr. Strong has been a Director of the Advisor since September 1981, Chairman of the Advisor since October 1991, and Chief Investment Officer of the Advisor since January 1996. Since August 1985, Mr. Strong has been a Security Analyst and Portfolio Manager of the Advisor. Prior to August 1985, Mr. Strong was Chief Executive Officer of the Advisor, which he founded in 1974.
 Mr. Strong has been in the investment management business since 1967.

 Willie D. Davis (DOB 7-24-34), Director of the Strong Funds since July 1994.

     Mr. Davis has been Director of Wisconsin Energy Corporation since 2000, Metro-Goldwyn-Mayer, Inc. (an entertainment company) since 1998, Bassett Furniture Industries, Inc. since 1997, Checker's Drive-In Restaurants, Inc. (formerly Rally's Hamburgers, Inc.) since 1994, Johnson Controls, Inc. (an industrial company) since 1992, MGM Mirage (formerly MGM Grand, Inc., an entertainment/hotel company) since 1990, Dow Chemical Company since 1988, Kmart Corporation (a discount consumer products company) since 1985, Sara Lee Corporation (a food/consumer products company) since 1983, and Alliance Bank since 1980. Mr. Davis has been a trustee of the University of Chicago since 1980 and Marquette University since 1988. Since 1977, Mr. Davis has been President and Chief Executive Officer of All Pro Broadcasting, Inc. Mr. Davis was a Director of WICOR, Inc. (a utility company) from 1990 to 2000 and the Fireman's Fund (an insurance company) from 1975 to 1990.

 Gordon B. Greer (DOB 2-17-32), Director of the Strong Funds since March 2002.

   Mr. Greer was Of Counsel for Bingham Dana LLP ("Bingham Dana"), a law firm, from 1997 to February 2002. From 1967 to 1997, Mr. Greer served as a Partner of Bingham Dana. On behalf of Bingham Dana, Mr. Greer provided representation to the Independent Directors of the Strong Funds from 1991 to February 2002. Bingham Dana has provided representation to the Independent Directors of the Strong Funds since 1991.

 Stanley Kritzik (DOB 1-9-30), Director of the Strong Funds since January 1995 and Chairman of the Audit Committee of the Strong Funds since July 2000.

   Mr. Kritzik has been a Partner of Metropolitan Associates since 1962, a Director of Aurora Health Care since 1987 and of Wisconsin Health Information Network since November 1997, and a member of the Board of Governors of the Snowmass Village Resort Association since October 1999. He was a Director of Health Network Ventures, Inc. from 1992 to April 2000.

 Neal Malicky (DOB 9-14-34), Director of the Strong Funds since December 1999.

   Mr. Malicky has been President Emeritus of Baldwin-Wallace College since July 2000. Mr. Malicky has been a Director of Aspire Learning Corporation since June 2000. He was a Trustee of Southwest Community Health Systems, Cleveland Scholarship Program, and The National Conference for Community and Justice until 2001. He has been President of the Reserve Homeowners Association. From July 1999 to June 2000, he served as Chancellor of Baldwin-Wallace College. From July 1981 to June 1999, he served as President of Baldwin-Wallace College. He was also the President of the National Association of Schools and Colleges of the United Methodist Church, Chairperson of the Association of Independent Colleges and Universities of Ohio, and Secretary of the National Association of Independent Colleges and Universities until 2001.

 William F. Vogt (DOB 7-19-47), Director and Chairman of the Independent Directors Committee of the Strong Funds since January 1995.

     Mr. Vogt has been the Senior Vice President of IDX Systems Corporation since June 2001 and was President of Vogt Management Consulting, Inc. from 1990 to June 2001. From 1982 until 1990, he served as Executive Director of University Physicians of the University of Colorado. Mr. Vogt was also a President of the Medical Group Management Association--Western Section and a Fellow of the American College of Medical Practice Executives.

STRONG INDEX 500 FUND
--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS (continued)


Susan A. Hollister (DOB 7-8-68), Vice President and Assistant Secretary of the Strong Funds since July 2000.

     Ms. Hollister has been Associate Counsel of the Advisor since July 1999. From April 2001 to December 2001, Ms. Hollister was Assistant Executive Vice President of the Advisor. From August 2000 to December 2001, Ms. Hollister was Assistant Secretary of the Advisor. From August 2000 to April 2001, Ms. Hollister was Vice President of the Advisor. From August 1996 to May 1999,
Ms. Hollister completed a Juris Doctor at the University of Wisconsin Law School. From December 1993 to August 1996, Ms. Hollister was Deposit Operations Supervisor for First Federal Savings Bank, La Crosse - Madison.

Richard W. Smirl (DOB 4-18-67), Vice President of the Strong Funds since February 2002 and Secretary of the Strong Funds since November 2001.

     Mr. Smirl has been Assistant Executive Vice President and Assistant Secretary of the Advisor since December 2001 and Senior Counsel of the Advisor since July 2000. Mr. Smirl has been General Counsel of Strong Investments, Inc. ("Distributor") since November 2001 and Vice President, Secretary, and Chief Compliance Officer of the Distributor since July 2000. From July 2000 to November 2001, Mr. Smirl was Lead Counsel of the Distributor. From September 1999 to July 2000, Mr. Smirl was a partner at Keesal, Young & Logan, P.C. (a law firm). From September 1992 to September 1999, Mr. Smirl was an associate of Keesal, Young & Logan, P.C.

Gilbert L. Southwell III (DOB 4-13-54), Assistant Secretary of the Strong Funds since July 2001.

     Mr. Southwell has been Associate Counsel of the Advisor since April 2001. From October 1999 to March 2001, Mr. Southwell was a partner at Michael, Best & Friedrich, LLP (a Milwaukee law firm). From November 1984 to September 1999, Mr. Southwell was Assistant General Counsel of Firstar Bank, National Association, and/or certain of its subsidiaries.

Dennis A. Wallestad (DOB 11-3-62), Vice President of the Strong Funds since October 1999.

     Mr. Wallestad has been Assistant Executive Vice President of the Advisor since April 2001 and Director of Finance and Operations of the Advisor since November 1999. From November 1999 to April 2001, Mr. Wallestad was Senior Vice President of the Advisor. From February 1999 to November 1999, he was an operations officer in the Retirement Planning Services Division of the Advisor. From April 1997 to February 1999, Mr. Wallestad was the Chief Financial Officer of The Ziegler Companies, Inc. (a registered broker-dealer). From November 1996 to April 1997, Mr. Wallestad was the Chief Administrative Officer of Calamos Asset Management, Inc. From July 1994 to November 1996, Mr. Wallestad was Chief Financial Officer for Firstar Trust and Investments Group. From September 1991 to June 1994 and from September 1985 to August 1989, Mr. Wallestad was an Audit Manager for Arthur Andersen LLP in Milwaukee. Mr. Wallestad completed a master's of accountancy degree from the University of Oklahoma from September 1989 to August 1991.

John W. Widmer (DOB 1-19-65), Treasurer of the Strong Funds since April 1999.

     Mr. Widmer has been Treasurer of the Advisor since April 1999. From May 1997 to April 1999, Mr. Widmer was the Manager of the Financial Management and Sales Reporting Systems department of the Advisor. From May 1992 to May 1997, Mr. Widmer was an Accounting and Business Advisory Manager in the Milwaukee office of Arthur Andersen LLP. From June 1987 to May 1992, Mr. Widmer was an accountant at Arthur Andersen LLP.

Thomas M. Zoeller (DOB 2-21-64), Vice President of the Strong Funds since October 1999.

     Mr. Zoeller has been Secretary of the Advisor since December 2001, Executive Vice President of the Advisor since April 2001, Chief Financial Officer of the Advisor since February 1998, and a member of the Office of the Chief Executive since November 1998. From February 1998 to April 2001,
Mr. Zoeller was Senior Vice President of the Advisor. From October 1991 to February 1998, Mr. Zoeller was the Treasurer and Controller of the Advisor, and from August 1991 to October 1991, he was the Controller. From August 1989 to August 1991, Mr. Zoeller was the Assistant Controller of the Advisor. From September 1986 to August 1989, Mr. Zoeller was a Senior Accountant at Arthur Andersen LLP.

     Except for Messrs. Davis, Kritzik, Vogt, and Malicky, the address of all of the above persons is P.O. Box 2936, Milwaukee, WI 53201. Mr. Davis' address is 161 North La Brea, Inglewood, CA 90301. Mr. Kritzik's address is 1123 North Astor Street, Milwaukee, WI 53202. Mr. Vogt's address is P.O. Box 7657, Avon, CO 81620. Mr. Malicky's address is 4608 Turnberry Drive, Lawrence, KS 66047.

     The statement of additional information contains additional information about fund directors and officers and is available without charge, upon request, by calling 1-800-368-3863.

Directors
  Richard S. Strong
  Willie D. Davis
  Gordon B. Greer
  Stanley Kritzik
  Neal Malicky
  William F. Vogt

Officers
  Richard S. Strong, Chairman of the Board
  Dennis A. Wallestad, Vice President
  Thomas M. Zoeller, Vice President
  Richard W. Smirl, Secretary
  Susan A. Hollister, Vice President and Assistant Secretary
  Gilbert L. Southwell III, Assistant Secretary
  John W. Widmer, Treasurer

Investment Advisor
  Barclays Global Fund Advisors
  45 Fremont Street, San Francisco, California 94105

Distributor
  Strong Investments, Inc.
  P.O. Box 2936, Milwaukee, Wisconsin 53201

Custodian
  Investors Bank & Trust Company
  89 South Street, Boston, Massachusetts 02111

Independent Accountants
  PricewaterhouseCoopers LLP
  333 Market Street, San Francisco, California 94105

Legal Counsel
  Godfrey & Kahn, S.C.
  780 North Water Street, Milwaukee, Wisconsin 53202

[STRONG LOGO]













Strong Investments
P.O. Box 2936 | Milwaukee, WI 53201
www.Strong.com

To order a free prospectus kit, call
1-800-368-1030

To learn more about our funds, discuss an existing account, or conduct a transaction, call
1-800-368-3863

If you are a Financial Professional, call
1-800-368-1683

Visit our web site at
www.Strong.com













This report does not constitute an offer for the sale of securities. Strong Funds are offered for sale by prospectus only. Securities are offered through Strong Investments, Inc. RT25405-0602

                                                              SINDEX/WH3130 0602